System Fund and reimbursables	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
System Fund and reimbursables
31. System Fund and reimbursables
System Fund and reimbursable revenues and expenses comprise:

	2024 $m	2023 $m	2022 $m

System Fund revenues	1,611	1,564	1,217

Reimbursable revenues	1,000	896	832

System Fund and reimbursable revenues	2,611	2,460	2,049

System Fund expenses	(1,694)	(1,545)	(1,322)

Reimbursable expenses	(1,000)	(896)	(832)

System Fund and reimbursable expenses	(2,694)	(2,441)	(2,154)
System Fund revenues include:

	2024 $m	2023 $m	2022 $m

Loyalty programme revenues, net of the cost of point redemptions	355	379	228

Marketing, reservation and other hotel fees	1,256	1,185	989
System Fund expenses include:

	2024 $m	2023 $m	2022 $m

Marketing	520	498	408

Staff costs	436	399	341

Depreciation and amortisation	80	83	86

Impairment loss on trade receivables (note 16)	9	–	7

Other net impairment charges (note 11)	3	–	–